Prepayment for CIP Project (Details) ¥ in Millions	12 Months Ended
	Sep. 30, 2024 USD ($)	Sep. 30, 2024 CNY (¥)	Sep. 30, 2024 CNY (¥)	Sep. 30, 2022 USD ($)	Sep. 30, 2022 CNY (¥)	Jun. 25, 2021 USD ($)	Jun. 25, 2021 CNY (¥)
Chenyuan [Member]
Prepayment for CIP Project [Line Items]
Total estimated budget	$ 9,900,000		¥ 69.2
Construction in Progress [Member]
Prepayment for CIP Project [Line Items]
Total estimated budget						$ 23,500,000	¥ 165.0
Construction amount				$ 407,190	¥ 2.9
Capital expenditures	13,700,000	¥ 95.8
Construction in Progress [Member] | Chenyuan [Member]
Prepayment for CIP Project [Line Items]
Prepayment	9,500,000
Construction In Progress for Next 12 Months [Member]
Prepayment for CIP Project [Line Items]
Capital expenditures	$ 7,100,000